Award Timing Disclosure	12 Months Ended
Sep. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Other than in exceptional cases, such as promotions or new hires, long-term incentive awards are generally granted in the first quarter of the fiscal year (October through December), at the time when salary levels and short-term incentive programs for the new fiscal year are determined. The HC&CC does not take material non-public information into account when determining the timing and terms of equity awards. The Company does not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation.

Award Timing Method
Other than in exceptional cases, such as promotions or new hires, long-term incentive awards are generally granted in the first quarter of the fiscal year (October through December), at the time when salary levels and short-term incentive programs for the new fiscal year are determined. The HC&CC does not take material non-public information into account when determining the timing and terms of equity awards.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The HC&CC does not take material non-public information into account when determining the timing and terms of equity awards.
MNPI Disclosure Timed for Compensation Value	false